Goodwill and Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets [Abstract]
Goodwill impairment charges	$ 1,207,234	$ 2,243,820
Amortization expense	$ 478,527	$ 679,503